INCOME TAXES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Net operating loss carry forwards	$ 24,309
Reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Income (loss) before provision of income tax	(66,662)	40,352	(62,527)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(16,666)	10,088	(15,632)
Taxable deemed interest income from inter-company interest-free loans	1,907	179	735
Non-deductible loss on disposal of subsidiaries and other expenses not deductible for tax purposes	7,289	(983)	2,888
Effect of income tax exemption of the Company in the Cayman Islands	3,117	(15,791)	26,234
Effect of income tax exemption of Qianxiang Wangjing and Shanghai Changda	(9,846)	(4,172)	(11,300)
Changes in valuation allowance	15,119	11,347	(4,257)
Total Income tax (benefits) expenses	$ 920	$ 668	$ (1,332)